DEBT (Details 4) - USD ($) $ in Thousands	9 Months Ended			12 Months Ended
	Sep. 30, 2017		Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Line of Credit Facility [Line Items]
Interest expense	$ (33,629)		$ (5,020)	$ (13,356)	$ (829)	$ (742)
Interest expense at 12.0% [Member]
Line of Credit Facility [Line Items]
Interest expense	(8,327)		(993)	3,597	0	0
PIK interest at 3.0% [Member]
Line of Credit Facility [Line Items]
Interest expense	(2,038)		(253)	900	0	0
Accretion expense for funded debt [Member]
Line of Credit Facility [Line Items]
Interest expense	(18,548)		(3,326)	8,371	0	0
Make-whole interest expense [Member]
Line of Credit Facility [Line Items]
Interest expense	(4,607)	[1]	0
Interest on other borrowings [Member]
Line of Credit Facility [Line Items]
Interest expense	$ (109)		$ (448)	$ 488	$ 829	$ 742

[1]	Consists of make-whole interest payment associated with a $14.1 million principal prepayment due to the insurance settlement discussed in Note 8.